Leases - Additional Information (Details)	12 Months Ended
	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥) Room	May 31, 2023 GBP (£) Room
Disclosure of detailed information about leases [line items]
Lease expense	£ 27,521		$ 56,366
Lease insurance | £	2,235
Lease service costs | £	£ 17,535
incremental borrowing rate	15.00%
Lab Space
Disclosure of detailed information about leases [line items]
Number of rooms leased | Room					5
Deposit on leases | £					£ 4,317
New Shanghai Lease
Disclosure of detailed information about leases [line items]
Number of rooms leased | Room				1
Lease expense | ¥		¥ 151,200
Lease service costs | ¥				¥ 0
Monthly rent on leases | ¥				¥ 21,600
Bottom of Range
Disclosure of detailed information about leases [line items]
Lease term	1 year	1 year	1 year
Top of Range
Disclosure of detailed information about leases [line items]
Lease term	5 years	5 years	5 years